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www.dechert.com

JULIEN BOURGEOIS

julien.bourgeois@dechert.com
+1 202 261 3451 Direct
+1 202 261 3151 Fax

October 28, 2010

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations, Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re: UBS Investment Trust (“Registrant”)
File Nos. 33-39659 and 811-6292
Post-Effective Amendment No. 45 to the Registration Statement on
Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 45 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the Registrant’s prospectus and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A as adopted in Investment Company Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3451 or Stephen Cohen at 202.261.3304 or to Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) Inc., at 212.882.5546.

Very truly yours,

/s/ Julien Bourgeois

Julien Bourgeois

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